Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales	R$ 11,590,133		R$ 13,295,895	R$ 22,558,549	R$ 24,848,816
Adjusted EBITDA				9,284,751	10,953,192
Profit (loss) from operating activities	2,788,631		2,875,144	4,563,767	5,134,179
Gross profit	R$ 2,828,668		R$ 4,687,771	5,989,508	8,511,525
Depreciation, depletion and amortization				5,939,254	5,336,686
Adjustments to EBITDA				(1,218,270)	482,327
Pulp
Disclosure of operating segments [line items]
Adjusted EBITDA				8,240,312	9,632,109
Information about major customers	12.25	11.05
Paper
Disclosure of operating segments [line items]
Adjusted EBITDA				1,044,439	1,321,083
Information about major customers	12.36	12.45
Total of products
Disclosure of operating segments [line items]
Net sales				22,558,549	24,848,816
Market pulp (1)
Disclosure of operating segments [line items]
Net sales				17,101,601	18,899,505
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales				3,691,432	3,912,113
Paperboard
Disclosure of operating segments [line items]
Net sales				1,748,983	2,017,848
Other
Disclosure of operating segments [line items]
Net sales				R$ 16,533	R$ 19,350
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue				0.60%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue				6.30%	5.60%